Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Operating Lease Right of Use (“ROU”) Assets and Liabilities

The following table sets forth the operating lease right of use (“ROU”) assets and liabilities as of March 31, 2025 and December 31, 2024:

	March 31,	December 31,
	2025	2024
Operating lease assets	$147,704	$174,365

Operating lease liabilities:
Current operating lease liabilities	113,598	110,856
Long term operating lease liabilities	39,713	69,094
Total operating lease liabilities	$153,311	$179,950

The following table sets forth the operating lease right of use (“ROU”) assets and liabilities as of December 31, 2024 and 2023:

	December 31,
	2024	2023
Operating lease assets	$174,365	$277,995
Operating lease liabilities:
Current operating lease liabilities	110,856	89,318
Long term operating lease liabilities	69,094	190,989
Total operating lease liabilities	$179,950	$280,307

Schedule of Lease Payments	Remaining lease payments as of March 31, 2025 are as follows:
Year ending December 31,
2025	$88,320
2026	70,179
Total lease payments	158,499
Less: imputed interest	(5,188)
Total	$153,311
. Remaining lease payments as of December 31, 2024 are as follows
Year ending December 31,
2025	116,965
2026	70,179
Total lease payments	187,144
Less: imputed interest	(7,194)
Total	$179,950